Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Office equipment	Furniture and fittings	Office renovation	Computer & software	Work- in-progress	Total
	RM	RM	RM	RM	RM	RM

Cost
At January 1, 2023	185,085	260,803	1,323,962	127,650	-	1,897,500
Additions	122,994	100,698	818,044	207,862	713,259	1,962,857
Written off	(3,470)	-	-	(7,097)	-	(10,567)
Currency realignment	-	4	1,919	-	-	1,923
At December 31, 2023	304,609	361,505	2,143,925	328,415	713,259	3,851,713
Additions	26,977	11,794	304,130	54,904	1,064,361	1,462,166
Disposal of controlling interest in subsidiaries	(6,497)	-	-	(4,499)	(1,678,975)	(1,689,971)
Currency realignment	(2,075)	(276)	(10,697)	-	-	(13,048)
At December 31, 2024	323,014	373,023	2,437,358	378,820	98,645	3,610,860

Accumulated depreciation:
At January 1, 2023	35,789	71,458	184,461	54,213	-	345,921
Charges	26,584	66,251	185,418	39,855	-	318,108
Written off	(3,470)	-	-	(7,097)	-	(10,567)
Currency realignment	-	8	120	-	-	128
At December 31, 2023	58,903	137,717	369,999	86,971	-	653,590
Charges	33,558	66,412	229,046	70,702	-	399,718
Disposal of controlling interest in subsidiaries	(1,237)	-	-	(1,516)	-	(2,753)
Currency realignment	(20)	(46)	(1,525)	(18)	-	(1,609)
At December 31, 2024	91,204	204,083	597,520	156,139	-	1,048,946

Carrying amount:
At December 31, 2023	245,706	223,788	1,773,926	241,444	713,259	3,198,123
At December 31, 2024	231,810	168,940	1,839,838	222,681	98,645	2,561,914
At December 31, 2024 (US$)	51,855	37,791	411,560	49,812	22,066	573,084